Note 15 - Commitments, Contingencies and Guarantees (Details Textual) $ in Millions	Dec. 31, 2017 USD ($)
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Other provisions at end of period	$ 4
Contingent Milestones Obligations [Member]
Statement Line Items [Line Items]
Other provisions at end of period	2
Development Milestones [Member]
Statement Line Items [Line Items]
Other provisions at end of period	16
Regulatory Milestones [Member]
Statement Line Items [Line Items]
Other provisions at end of period	$ 44